STOCK-BASED COMPENSATION (Details 3) (USD $)	12 Months Ended
Dec. 31, 2014
Nonvested Stock Option Activity [Line Items]
Nonvested options at January 1, 2014, Number Of Options	23,349
Granted, Number Of Options	11,000
Vested, Number Of Options	(11,649)
Forfeited, Number Of Options	(100)
Nonvested options at December 31, 2014, Number Of Options	22,600
Nonvested options at January 1, 2014, Weighted Average Price	$ 19.90
Granted, Weighted Average Price	$ 24.47
Vested, Weighted Average Price	$ 19.34
Forfeited, Weighted Average Price	$ 19.28
Nonvested options at December 31, 2014, Weighted Average Price	$ 22.41